Investments: Unrealized Gain (Loss) on Investments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net unrealized investment gains included in AOCI	$ 11	$ (323)	$ (225)
Debt Securities
Net unrealized investment gains included in AOCI	17	(498)	(347)
DeferredIncomeTaxesMember
Net unrealized investment gains included in AOCI	$ (6)	$ 175	$ 122